Subsequent Events (Details) - USD ($)											12 Months Ended
	Apr. 17, 2018	Mar. 01, 2018	Feb. 16, 2018	Feb. 14, 2018	Feb. 08, 2018	Feb. 06, 2018	Feb. 07, 2017	Feb. 07, 2017	Apr. 14, 2016	Jan. 15, 2016	Dec. 31, 2017	Dec. 31, 2016
Reverse stock split							five thousand to-one reverse stock split	5,000-to-1 reverse stock split	200-to-1 reverse stock split	60-to-1 reverse stock split	1-for-20,000	1-for-10,000
Conversion of convertible promissory note (jn shares)											798,389
Subsequent Event [Member]
Reverse stock split					five thousand to-one reverse stock split	5,000-to-1 reverse stock split
Subsequent Event [Member] | M Dalakos I Fassolis N Theofanopoulos And Partners Law Firm [Member] | Debt Settlement Agreement [Member]
Convertible promissory note				$ 92,600
Accrued interest rate				8.00%
Conversion price, description

The conversion price is the lower of (i) $0.00065 and (ii) 75% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.

Subsequent Event [Member] | GENEVA ROTH REMARK HOLDINGS, INC. [Member]
Accrued interest rate			53.12%
Conversion price, description

One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 58% of the average of the lowest three trading prices of the Company’s common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 115% of principal plus interest (during days 1-30) to 140% of principal plus interest (during days 151-180).

Subsequent Event [Member] | MARINE PLUS S.A [Member] | Debt Settlement Agreement [Member]
Convertible promissory note		$ 148,000
Accrued interest rate		8.00%
Conversion price, description

The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

Subsequent Event [Member] | Jabro Funding Corp. [Member]
Convertible promissory note	$ 93,000
Conversion of convertible promissory note (jn shares)	1,455,083